Plant and equipment, net - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Plant and equipment
Property, Plant and Equipment, Net	$ 4,395	$ 10,121
Properties pledged as collateral	5,700,000			¥ 36,626,600
Property pledged as collateral. | Buildings | CQ Mingwen
Plant and equipment
Property, Plant and Equipment, Net	1,900,000				¥ 12,268,800
Continuing operations
Plant and equipment
Depreciation	6,514	1,579	$ 0
Property, Plant and Equipment, Net	4,395	10,121
Discontinued operations.
Plant and equipment
Depreciation	478,610	620,240	679,093
Loss on disposal of long-lived assets	882,176
Impairment of long-lived assets		1,001,635	$ 0
Property, Plant and Equipment, Net	$ 2,410,975	$ 3,471,624